Installment Loans	12 Months Ended
Mar. 31, 2014
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2013 and 2014 is as follows:

	Millions of yen
	2013	2014
Borrowers in Japan:
Consumer—
Housing loans	¥912,651	¥973,439
Card loans	225,707	228,868
Other	26,967	24,875

	1,165,325	1,227,182

Corporate—
Real estate companies	245,465	228,062
Non-recourse loans	134,440	72,625
Commercial, industrial and other companies	442,146	409,846

	822,051	710,533

Overseas:
Non-recourse loans	434,517	101,579
Commercial, industrial companies and other	198,477	222,920

	632,994	324,499
Purchased loans*	70,801	53,341

	¥2,691,171	¥2,315,555

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2014, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2015	¥509,601
2016	243,109
2017	217,104
2018	170,556
2019	171,551
Thereafter	950,293

Total	¥2,262,214

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥132,719 million, ¥144,458 million and ¥118,287 million fiscal 2012, 2013 and 2014, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825 (“Financial Instruments”) was elected. A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2013 and March 31, 2014 were ¥17,939 million and ¥14,267 million, respectively. There were ¥16,026 million and ¥12,631 million of loans held for sale as of March 31, 2013 and 2014, respectively, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥70,801 million and ¥53,341 million as of March 31, 2013 and 2014, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2013 and 2014 were ¥5,672 million and ¥4,742 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥29,107 million and ¥23,075 million as of March 31, 2013 and 2014, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Beginning balance	¥17,455	¥19,825	¥15,316
Provision charged to income	3,188	4,649	2,532
Charge-offs	(793)	(9,412)	(3,921)
Recoveries	0	0	111
Other*	(25)	254	110

Ending balance	¥19,825	¥15,316	¥14,148

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses, see Note 8 (“Credit Quality of Financing Receivables and the Allowance for Credit Losses”).